Income Tax - Summary of Current Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Current tax assets
Tax refund receivable	$ 28,458	$ 960	$ 260,559
Prepaid income tax	232,084	7,830	211,193
Current tax assets	260,542	8,790	471,752
Current tax liabilities
Income tax payable	$ 7,619,328	$ 257,062	$ 6,846,350